INVESTMENTS (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale securities, by type
Available-for-sale securities, cost	$ 4,126	$ 1,166
Available-for-sale Securities, Gross Unrealized Gains	487	238
Available-for-sale Securities, Gross Unrealized Losses	(20)	(3)
Available-for-sale securities, estimated fair value, total	4,593	1,401
Equity securities
Available-for-sale securities, by type
Available-for-sale securities, cost	957	834
Available-for-sale Securities, Gross Unrealized Gains	441	237
Available-for-sale Securities, Gross Unrealized Losses	(10)	0
Available-for-sale securities, estimated fair value, total	1,388	1,071
Debt securities
Available-for-sale securities, by type
Available-for-sale securities, cost	3,169	332
Available-for-sale Securities, Gross Unrealized Gains	46	1
Available-for-sale Securities, Gross Unrealized Losses	(10)	(3)
Available-for-sale securities, estimated fair value, total	$ 3,205	$ 330